Related Party Balances and Transactions - Schedule of Related Parties’ Transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Related Parties’ Transactions [Line Items]
Digital assets payables	$ 38,721,758	$ 10,702,814
Payable to customer	1,411,323	691,588
Other payables	17,156	460,115
Northstar Technologies [Member]
Schedule of Related Parties’ Transactions [Line Items]
Digital assets payables	32,073,388
Payable to customer	8,606	10,483
Other payables		40
MetaSphere Limited [Member]
Schedule of Related Parties’ Transactions [Line Items]
Digital assets payables	6,582,276	10,602,787
Payable to customer	1,266,109	671,405
Ming Ni [Member]
Schedule of Related Parties’ Transactions [Line Items]
Digital assets payables		87,270
Payable to customer	36	8,807
Folius Venture LLC [Member]
Schedule of Related Parties’ Transactions [Line Items]
Payable to customer	0	76
LSQ Investment Fund SPC – Next Generation Fund I SP [Member]
Schedule of Related Parties’ Transactions [Line Items]
Payable to customer		30
Polaris Investment Management PTE Limited [Member]
Schedule of Related Parties’ Transactions [Line Items]
Other payables		460,075
Xiaosi Zhang [Member]
Schedule of Related Parties’ Transactions [Line Items]
Digital assets payables	44,870
Payable to customer	96,965
Other payables	17,156
Pengyuan Fan [Member]
Schedule of Related Parties’ Transactions [Line Items]
Digital assets payables	21,224	12,757
Payable to customer	39,607	787
Derivative products entered with Northstar Technologies [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction	223,088,722	88,965,528	$ 139,393,093
Derivative products expired to Northstar Technologies [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction	(182,147,262)	(88,965,528)	(154,095,287)
Derivative products entered with MetaSphere Limited [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction	15,241,192	31,714,755	20,234,318
Derivative products expired to MetaSphere Limited [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction	(19,092,880)	(22,167,525)	(19,313,245)
Derivative products entered with Ming Ni [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction	98,819	2,631,497	1,381,552
Derivative products expired to Ming Ni [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction	(204,512)	(2,541,024)	(119,535)
Derivative products entered with Pengyuan Fan [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction	56,532	13,000
Derivative products expired to Pengyuan Fan [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction	(37,098)	(288)
Derivative products entered with Xiaosi Zhang [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction	296,558
Derivative products expired to Xiaosi Zhang [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction	(194,337)
Derivative products entered with Folius Venture LLC [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction		1,029,928	29,811,264
Derivative products expired to Folius Venture LLC [Member]
Schedule of Related Parties’ Transactions [Line Items]
Derivative products transaction		$ (1,029,928)	$ (24,565,494)